Deposits (Details Textual) (Pathfinder Mines Corporation [Member])	Jul. 24, 2012 USD ($)	Jul. 24, 2012 CAD
Purchase price	$ 13,250,000	13,250,000
Initial cash payments	$ 1,325,000	1,325,000